Long-Term Debt - Schedule of Maturities of Long-term Debt (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 6,500,000,000	$ 4,100,000,000	$ 100,000,000
Payments Due in 2014		0
Payments Due in 2015-2016		0
Payments Due in 2017-2018		0
Payments Due Thereafter		4,100,000,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	2,000,000,000	2,000,000,000	0
Payments Due in 2014		0
Payments Due in 2015-2016		0
Payments Due in 2017-2018		0
Payments Due Thereafter		2,000,000,000
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	1,000,000,000	1,000,000,000	0
Payments Due in 2014		0
Payments Due in 2015-2016		0
Payments Due in 2017-2018		0
Payments Due Thereafter		1,000,000,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Total debt	1,500,000,000	1,000,000,000	0
Payments Due in 2014		0
Payments Due in 2015-2016		0
Payments Due in 2017-2018		0
Payments Due Thereafter		1,000,000,000
2013 Liquefaction Credit Facilities [Member]
Debt Instrument [Line Items]
Total debt	0	100,000,000	0
Payments Due in 2014		0
Payments Due in 2015-2016		0
Payments Due in 2017-2018		0
Payments Due Thereafter		$ 100,000,000